Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss		€ (13,049)	€ (51,391)	€ (39,366)
Adjustments to reconcile net loss to net cash used:
Depreciation (property and equipment and internal-use software and website development)		7,802	5,083	2,649
Amortization of intangible assets	[1]	3,220	13,857	30,030
Share-based compensation (See Note 10)		16,025	53,722	14,129
Deferred income taxes		(4,851)	(4,838)	(10,444)
Foreign exchange (gain) loss		(217)	(16)	960
Bad debt (recovery) expense		78	1,589	(410)
Non-cash charge, contribution from Parent		107	4,185	2,826
Gain on deconsolidation of entity		(2,007)	0	0
Changes in operating assets and liabilities, net of effects from of businesses acquired:
Restricted cash		(1,815)	(199)	(184)
Accounts receivable, including related party		(29,734)	(11,256)	(18,540)
Prepaid expense and other assets		(10,434)	(6,945)	63
Accounts payable		13,590	13,879	13,102
Accrued expenses and other liabilities		9,183	7,486	2,415
Deferred revenue		3,863	2,814	1,780
Taxes payable/receivable, net		(2,097)	3,177	(25)
Net cash (used in) / provided by operating activities		(10,336)	31,147	(1,015)
Investing activities:
Acquisition of business, net of cash acquired		(673)	0	(286)
Acquisition of redeemable noncontrolling interests		0	(874)	0
Cash divested from deconsolidation		(249)	0	0
Capital expenditures, including internal-use software and website development		(17,364)	(8,121)	(6,224)
Net cash used in investing activities		(18,286)	(8,995)	(6,510)
Financing activities:
Payments of initial public offering costs		(4,038)	(882)	0
Dividends paid to NCI		(158)	0	0
Proceeds from issuance of credit facility		0	20,000	20,000
Payments on credit facility		0	(40,000)	0
Payment of loan to shareholder		0	0	(7,129)
Payment of loan to related party		0	0	(1,039)
Net proceeds from issuance of common stock		0	207,840	0
Proceeds from exercise of option awards		42	686	10
Proceeds from issuance of loan from related party		0	0	7,129
Tax payments for shares withheld		(3,062)	0	0
Net cash (used in) / provided by financing activities		(7,216)	187,644	18,971
Effect of exchange rate changes on cash		(1,259)	(54)	(32)
Net increase (decrease) in cash		(37,097)	209,742	11,414
Cash and cash equivalents at beginning of year		227,298	17,556	6,142
Cash and cash equivalents at end of year		190,201	227,298	17,556
Supplemental cash flow information:
Cash paid for interest		2	160	100
Cash paid for taxes, net of refunds		2,550	8,696	751
Non-cash investing and financing activities:
Offering costs included in accrued expenses		0	4,038	0
Fixed assets-related payable		1,557	129	306
Capitalization of construction in process related to build-to-suit lease		56,586	30,883	4,852
Extinguishment of loan to members through contribution from Parent in members’ equity		0	7,129	0
Extinguishment of loan from related party through members’ liability		€ 0	€ 7,129	€ 0

[1]	Year ended December 31, 201520162017Acquired technology included in amortization of intangible assets19,9273,75059Internal use software and website development costs included in technology and content4751,4101,742Internal use software included in general and administrative ——408